Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000158043 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Large Cap ETF
Class Name	Multifactor Large Cap ETF
Trading Symbol	JHML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$29[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Large Cap ETF (JHML) returned 18.64% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector accounted for more than one-third of the fund’s total return due to the combination of its sizable portfolio weighting and strong performance. Holdings in stocks expected to benefit from the growth of artificial intelligence (AI) performed very well, including the semiconductor companies NVIDIA Corp. and Broadcom, Inc., as well as the memory/storage providers Western Digital Corp. and Seagate Technology Holdings PLC. Apple, Inc. was also a notable outperformer.
Industrials | Companies expected to participate in the build-out of AI infrastructure also added value in industrials, led by Caterpillar, Inc., Vertiv Holdings Company, and RTX Corp.
Other areas of strength | Holdings in the communication services, energy, and financials sectors also made meaningful contributions to performance. Alphabet, Inc. (parent of Google), Exxon Mobil Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. UnitedHealth Group, Inc. which was hurt by questions about its billing practices, a management change, and weaker profit margins, was the largest detractor. Fiserv, Inc. and Berkshire Hathaway, Inc. also hurt performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multifactor Large Cap ETF (at net asset value)	17.18%	10.41%	12.99%
Russell 1000 Index	17.74%	11.34%	13.97%
John Hancock Dimensional Large Cap Index	17.54%	10.72%	13.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 1,018,888,853
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 2,164,240
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,018,888,853
Total number of portfolio holdings	781
Total advisory fees paid (net)	$2,164,240
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Company	0.9%

Sector Composition
Information technology	24.5%
Financials	14.5%
Industrials	12.9%
Consumer discretionary	9.9%
Health care	9.8%
Communication services	7.8%
Consumer staples	5.5%
Energy	4.8%
Utilities	4.3%
Materials	3.4%
Real estate	2.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Company	0.9%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000158045 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Mid Cap ETF
Class Name	Multifactor Mid Cap ETF
Trading Symbol	JHMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$42[1]	0.41%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 42	[2]
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Mid Cap ETF (JHMM) returned 20.73% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Vertiv Holdings Company, a beneficiary of the artificial intelligence (AI) infrastructure buildout, was the leading contributor in the sector. Comfort Systems USA, Inc. and United Rentals, Inc. were also among the top performers.
Information technology | Stocks expected to capitalize on the growth of AI performed very well, led by the memory/storage companies Western Digital Corp., Sandisk Corp., and Seagate Technology Holdings PLC. Ciena Corp. was another notable outperformer.
Other areas of strength | Holdings in the financials, energy, and health care sectors also made meaningful contributions to absolute performance. Robinhood Markets, Inc., TechnicFMC PLC, and United Therapeutics Corp. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Consumer staples | No single holding stood out as a meaningful detractor; instead, the shortfall was the result of weakness across a broad range of positions in the packaged foods industry.
Certain individual stocks | A few specific positions detracted from results, including Gartner, Inc., GoDaddy, Inc., and Molina Healthcare.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multifactor Mid Cap ETF (at net asset value)	18.34%	7.56%	11.17%
Russell 3000 Index	18.09%	10.87%	13.72%
John Hancock Dimensional Mid Cap Index	18.84%	8.00%	11.62%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 4,891,236,495
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 14,777,058
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,891,236,495
Total number of portfolio holdings	668
Total advisory fees paid (net)	$14,777,058
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	0.5%
Keysight Technologies, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Entergy Corp.	0.5%
The Hartford Insurance Group, Inc.	0.5%
Ciena Corp.	0.5%
Monolithic Power Systems, Inc.	0.5%
AMETEK, Inc.	0.5%
Cheniere Energy, Inc.	0.5%
Teradyne, Inc.	0.4%

Sector Composition
Industrials	20.0%
Financials	15.4%
Information technology	13.8%
Health care	10.8%
Consumer discretionary	10.1%
Utilities	5.9%
Materials	5.9%
Energy	5.6%
Real estate	5.4%
Consumer staples	4.3%
Communication services	2.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	0.5%
Keysight Technologies, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Entergy Corp.	0.5%
The Hartford Insurance Group, Inc.	0.5%
Ciena Corp.	0.5%
Monolithic Power Systems, Inc.	0.5%
AMETEK, Inc.	0.5%
Cheniere Energy, Inc.	0.5%
Teradyne, Inc.	0.4%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000175540 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Developed International ETF
Class Name	Multifactor Developed International ETF
Trading Symbol	JHMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$39[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 39	[3]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Developed International ETF (JHMD) returned 17.91% for the period ended March 31, 2026. International equities produced strong returns in the abbreviated reporting period behind a favorable combination of solid economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran.
TOP PERFORMANCE CONTRIBUTORS
Financials | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. Banco Bilbao Vizcaya Argentaria SA, HSBC Holdings PLC, and Banco Santander SA were the leading individual contributors in the sector.
Industrials | Siemens Energy AG made the largest contribution to results, followed by three diversified conglomerates based in Japan: Fujikura, Ltd., Mitsubishi Corp., and Mitsui & Company, Ltd.
Other areas of strength | Holdings in the energy, materials, and utilities sectors also made meaningful contributions to absolute performance. Shell PLC, Holcim, Ltd., and Engie SA were the leading contributors in the three sectors, respectively. The semiconductor equipment company ASML Holding NV was the top contributor in the portfolio as a whole.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | This was the only sector where the fund’s holdings combined for a negative return. No single stock stood out as a key detractor; instead, the shortfall was the result of weakness across a broad range of smaller positions.
Certain individual stocks | Novo Nordisk A/S, which was pressured by concerns that sales of its weight-loss drugs would fail to meet expectations, was the largest individual detractor in the portfolio. Wolters Kluwer NV and SAP SE also weighed on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Developed International ETF (at net asset value)	23.26%	8.36%	8.53%
MSCI EAFE Index	21.27%	7.91%	8.50%
John Hancock Dimensional Developed International Index	24.16%	9.13%	9.31%

Performance Inception Date	Dec. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 1,164,686,163
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 2,522,416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,164,686,163
Total number of portfolio holdings	580
Total advisory fees paid (net)	$2,522,416
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.9%
ASML Holding NV	1.6%
BASF SE	1.2%
Engie SA	1.1%
Banco Bilbao Vizcaya Argentaria SA	1.0%
HSBC Holdings PLC	1.0%
Novartis AG	0.9%
BP PLC	0.9%
Bayer AG	0.9%
Shell PLC	0.9%

Sector Composition
Financials	24.4%
Industrials	18.5%
Health care	9.2%
Consumer discretionary	8.2%
Materials	8.2%
Consumer staples	7.6%
Utilities	6.3%
Information technology	5.6%
Communication services	5.3%
Energy	4.3%
Real estate	1.4%
Short-term investments and other	1.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]	Top Ten Holdings
Vinci SA	1.9%
ASML Holding NV	1.6%
BASF SE	1.2%
Engie SA	1.1%
Banco Bilbao Vizcaya Argentaria SA	1.0%
HSBC Holdings PLC	1.0%
Novartis AG	0.9%
BP PLC	0.9%
Bayer AG	0.9%
Shell PLC	0.9%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000194897 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Small Cap ETF
Class Name	Multifactor Small Cap ETF
Trading Symbol	JHSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$43[1]	0.42%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 43	[4]
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Small Cap ETF (JHSC) returned 20.84% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and a shift toward more accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Holdings in the sector made a large contribution to the fund’s absolute return due to the combination of their strong performance and sizable portfolio weighting. Modine Manufacturing Company, Dycom Industries, Inc., and Sterling Infrastructure, Inc. were the top contributors.
Information technology | Sandisk Corp., which benefited from rising memory demand fueled by the buildout of artificial intelligence infrastructure, was the top contributor in both the sector and the fund as a whole. Positions in the semiconductor companies MKS, Inc. and Rambus, Inc. also helped results.
Other areas of strength | Positions in the financials, energy, and consumer discretionary sectors also made meaningful contributions to absolute performance. Affiliated Managers Group, Inc., Noble Corp. PLC, and Wayfair, Inc. were the largest contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Consumer staples | This was the only sector in which the fund’s holdings finished with a negative absolute return. e.l.f. Beauty, Inc. and Flowers Foods, Inc. were notable detractors.
Specific holdings | Commvault Systems, Inc. was the largest individual detractor. ExlService Holdings, Inc., SPS Commerce, Inc. and Lantheus Holdings Inc. also weighed on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Small Cap ETF (at net asset value)	16.60%	6.02%	7.77%
Russell 3000 Index	18.09%	10.87%	12.91%
John Hancock Dimensional Small Cap Index	17.03%	6.39%	8.18%
Russell 2000 Index	25.72%	3.77%	7.89%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 665,180,457
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 1,988,491
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$665,180,457
Total number of portfolio holdings	493
Total advisory fees paid (net)	$1,988,491
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Darling Ingredients, Inc.	0.6%
Littelfuse, Inc.	0.5%
Element Solutions, Inc.	0.5%
SM Energy Company	0.5%
National Fuel Gas Company	0.5%
Ryder System, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
UGI Corp.	0.5%
Arrow Electronics, Inc.	0.5%
IDACORP, Inc.	0.4%

Sector Composition
Financials	18.2%
Industrials	18.0%
Consumer discretionary	14.1%
Information technology	12.2%
Health care	7.6%
Energy	7.3%
Real estate	6.1%
Materials	5.5%
Utilities	5.0%
Communication services	3.1%
Consumer staples	2.7%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Darling Ingredients, Inc.	0.6%
Littelfuse, Inc.	0.5%
Element Solutions, Inc.	0.5%
SM Energy Company	0.5%
National Fuel Gas Company	0.5%
Ryder System, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
UGI Corp.	0.5%
Arrow Electronics, Inc.	0.5%
IDACORP, Inc.	0.4%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000204467 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Emerging Markets ETF
Class Name	Multifactor Emerging Markets ETF
Trading Symbol	JHEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$51[1]	0.49%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 51	[5]
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Emerging Markets ETF (JHEM) returned 25.83% for the period ended March 31, 2026. Emerging-market stocks performed very well for the vast majority of the reporting period, reflecting the highly supportive backdrop of positive global growth, falling interest rates, and investors’ hearty appetite for risk. However, the outbreak of the war in Iran fueled a sell-off in March 2026 that reduced the extent of the gain for the full eleven months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector accounted for more than half of the fund’s total return due to the combination of its sizable portfolio weighting and strong performance. Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and SK Hynix, Inc. performed very well and were the three largest contributors in both the sector and the fund as a whole.
Financials | The fund’s positions in the sector delivered positive gains, led by China Construction Bank Corp. and Industrial & Commercial Bank of China, Ltd.
Other areas of strength | Holdings in the materials, industrials, and energy sectors also made meaningful contributions to performance. Vale SA, Doosan Enerbility Company, Ltd., and Petroleo Brasileiro SA were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain underperforming sectors | Despite the strong showing for the broader asset class, not all market segments participated in the gains. Holdings in the real estate, consumer staples, consumer discretionary, and health care lost ground.
Specific stocks | HDFC Bank, Ltd., Meituan, and ICICI Bank, Ltd. were notable detractors at the individual holding level.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Emerging Markets ETF (at net asset value)	26.93%	4.49%	6.28%
MSCI Emerging Markets Index	29.55%	3.69%	6.40%
John Hancock Dimensional Emerging Markets Index	27.64%	5.67%	7.33%

Performance Inception Date	Sep. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 751,347,160
Holdings Count | Holding	956
Advisory Fees Paid, Amount	$ 2,057,102
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$751,347,160
Total number of portfolio holdings	956
Total advisory fees paid (net)	$2,057,102
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.9%
Samsung Electronics Company, Ltd.	3.6%
Tencent Holdings, Ltd.	3.0%
SK Hynix, Inc.	2.9%
Alibaba Group Holding, Ltd.	2.7%
PDD Holdings, Inc., ADR	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp., H Shares	1.0%
Reliance Industries, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	0.9%

Sector Composition
Financials	23.6%
Information technology	21.9%
Consumer discretionary	12.1%
Materials	9.3%
Communication services	8.5%
Industrials	7.7%
Energy	5.5%
Consumer staples	4.2%
Utilities	3.1%
Health care	3.0%
Real estate	0.7%
Short-term investments and other	0.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.9%
Samsung Electronics Company, Ltd.	3.6%
Tencent Holdings, Ltd.	3.0%
SK Hynix, Inc.	2.9%
Alibaba Group Holding, Ltd.	2.7%
PDD Holdings, Inc., ADR	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp., H Shares	1.0%
Reliance Industries, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	0.9%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000226213 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Corporate Bond ETF
Class Name	Corporate Bond ETF
Trading Symbol	JHCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$27[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 27	[6]
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Corporate Bond ETF (JHCB) returned 5.15% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, the period ended on a down note as bonds came under pressure from the start of the war in Iran. Investment-grade corporates outperformed U.S. Treasuries due to their higher yields, together with favorable earnings trends and investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The sector made the largest contribution to absolute performance due to its sizable portfolio weighting and positive total return. Banks generally performed well at a time of healthy economic growth and optimism about the interest rate outlook. Fifth Third Bancorp was the largest individual contributor in the sector.
Energy | Rising oil prices and improving fundamentals provided a tailwind for the sector, particularly in the final three months of the period. Occidental Petroleum Corp. was among the key contributors.
Other areas of strength | Holdings in the consumer non-cyclical, electric utilities, and technology sectors also helped results.
TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Oracle Corp., whose bonds slid on concern about the company’s use of debt to fund growth, was a notable detractor. Positions in Meta Platforms, Inc. and JPMorgan Chase & Co. detracted as well.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Corporate Bond ETF (at net asset value)	4.81%	0.93%	0.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	0.31%
Bloomberg U.S. Corporate Bond Index	4.78%	0.76%	0.79%

Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 106,728,427
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 48,034
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$106,728,427
Total number of portfolio holdings	182
Total advisory fees paid (net)	$48,034
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	44.6%
Industrials	10.7%
Information technology	9.6%
Health care	8.0%
Communication services	7.8%
Utilities	5.8%
Energy	4.6%
Consumer discretionary	3.0%
Real estate	2.7%
Consumer staples	1.2%
Materials	0.8%
Short-term investments and other	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000227987 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mortgage-Backed Securities ETF
Class Name	Mortgage-Backed Securities ETF
Trading Symbol	JHMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$37[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 37	[7]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mortgage-Backed Securities ETF (JHMB) returned 5.14% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period.
Agency mortgage-backed securities (MBS) outperformed U.S. Treasuries, as investors were attracted to the category due to the combination of its above-average yield and high credit quality. In addition, pre-payment risk was dampened by mortgage rates that remained well above COVID-era lows.
TOP PERFORMANCE CONTRIBUTORS
MBS | The category made the largest contribution to absolute performance due to its sizable portfolio weighting and positive total return.
Non-agency MBS, commercial MBS, and asset-backed securities (ABS) | Investments in these areas also performed well and contributed to the fund’s total return.
TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Driven Brands ABS lost ground amid the adverse headlines surrounding the subprime auto category. A position in the ABS of New Economy Assets was a small detractor, as well.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Mortgage-Backed Securities ETF (at net asset value)	5.49%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.35%	(0.24)%
Bloomberg U.S. MBS Index	5.79%	0.33%

Performance Inception Date	Aug. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 212,663,193
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 405,932
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$212,663,193
Total number of portfolio holdings	428
Total advisory fees paid (net)	$405,932
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	59.1%
Collateralized mortgage obligations – Commercial and residential	21.4%
Asset-backed securities	15.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Corporate bonds	0.7%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000232625 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Preferred Income ETF
Class Name	Preferred Income ETF
Trading Symbol	JHPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$51[1]	0.54%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 51	[8]
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Preferred Income ETF (JHPI) returned 7.46% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period.
Investment-grade corporates outperformed U.S. Treasuries, reflecting the combination of their higher yields, favorable earnings trends, and investors’ healthy appetite for risk. These factors also provided strong support for high-yield bonds and helped the asset class outpace investment-grade issues.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The sector made the strongest contribution to absolute performance, reflecting its sizable portfolio weighting and healthy total return. Banking issues, in general, performed well at a time of positive economic growth and favorable interest rate trends.
Electric utilities | The sector, which also had a sizable weighting in the fund, performed well on expectations that the growth of artificial intelligence will lead to increased power demand.
Energy | Rising crude oil prices provided strong support for the sector, particularly after the start of the Iran war in March.
TOP PERFORMANCE DETRACTORS
The basic industry sector | At a time of positive market returns, this was the only sector in which the fund’s holdings lost ground. The overall impact on performance was limited.
Certain individual holdings | A small number of positions finished with losses, including the bonds of Brighthouse Financial, Inc. and the Bitcoin holding company Strategy, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Preferred Income ETF (at net asset value)	6.49%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.35%	(0.09)%
ICE BofA U.S. All Capital Securities Index	5.47%	2.11%

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 163,364,258
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 388,322
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$163,364,258
Total number of portfolio holdings	207
Total advisory fees paid (net)	$388,322
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	50.2%
Utilities	28.3%
Energy	8.3%
Communication services	6.0%
Real estate	1.8%
Information technology	1.2%
Health care	0.6%
Consumer discretionary	0.5%
U.S. Government Agency	0.5%
Industrials	0.2%
Short-term investments and other	2.4%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000237881 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. High Dividend ETF
Class Name	U.S. High Dividend ETF
Trading Symbol	JHDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$35[1]	0.34%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 35	[9]
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. High Dividend ETF (JHDV) returned 22.18% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The backdrop of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. All but one holding in technology posted gains in the period, with the semiconductor stocks NVIDIA Corp., Lam Research Corp., and KLA Corp. making the most significant contributions. Apple, Inc. and Monolithic Power Systems, Inc. were further contributors of note to absolute performance.
Financials | Credicorp, Ltd. and OneMain Holdings, Inc. were the two top performers in the sector.
Other areas of strength | Holdings in industrials, energy, and utilities also made meaningful contributions to performance. Vertiv Holdings Company, Chevron Corp., and Edison International were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Among these were the business services companies Paychex, Inc., Accenture PLC, and Automatic Data Processing, Inc. The packaged food companies The Kraft Heinz Company and Conagra Brands, Inc. also finished with negative returns.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
U.S. High Dividend ETF (at net asset value)	18.77%	17.57%
S&P 500 Index	17.80%	19.69%
MSCI USA High Dividend Yield Index	12.34%	12.85%

Performance Inception Date	Sep. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 9,228,005
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,228,005
Total number of portfolio holdings	74
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Verizon Communications, Inc.	2.5%
Vertiv Holdings Company, Class A	2.5%
Chevron Corp.	2.4%
Broadcom, Inc.	2.4%
Edison International	2.3%
Pfizer, Inc.	2.2%
Altria Group, Inc.	2.2%

Sector Composition
Information technology	33.3%
Financials	15.9%
Industrials	8.7%
Consumer staples	7.8%
Health care	6.8%
Real estate	6.3%
Communication services	6.1%
Energy	5.7%
Consumer discretionary	5.2%
Utilities	3.1%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Verizon Communications, Inc.	2.5%
Vertiv Holdings Company, Class A	2.5%
Chevron Corp.	2.4%
Broadcom, Inc.	2.4%
Edison International	2.3%
Pfizer, Inc.	2.2%
Altria Group, Inc.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000239874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International High Dividend ETF
Class Name	International High Dividend ETF
Trading Symbol	JHID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$49[1]	0.46%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 49	[10]
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International High Dividend ETF (JHID) returned 29.75% for the period ended March 31, 2026. International equities produced solid returns in the abbreviated reporting period, supported by favorable economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran. Dividend-paying stocks outperformed the more broadly-based indexes, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Financials | The sector made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and strong total return. Banco Bilbao Vizcaya Argentaria SA, DBS Group Holdings, Ltd., and Bank Leumi Le-Israel BM were the leading individual contributors.
Industrials | The Japanese companies Mitsui & Company, Ltd. and Sumitomo Corp. were the top contributors, followed by the European company ABB, Ltd.
Other areas of strength | Holdings in energy, materials, and utilities also made meaningful contributions to absolute performance. Equinor ASA, Rio Tinto PLC, and Engie SA were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Communication services | This was the only sector in which the fund had a negative return. Two of the three holdings in this area—Publicis Groupe SA and TELUS Corp.—lost ground, weighing on results.
Specific holdings | SAP SE, a German enterprise software company hurt by worries that its business would be adversely affected by artificial intelligence, was the largest detractor in the portfolio as a whole. Novo Nordisk A/S and EXOR NV also hurt results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
International High Dividend ETF (at net asset value)	35.61%	20.41%
MSCI World ex USA Index	22.99%	16.01%
MSCI World ex USA High Dividend Yield Index	24.37%	18.06%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 11,133,583
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$11,133,583
Total number of portfolio holdings	100
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinor ASA	2.5%
WH Group, Ltd.	2.1%
Banco BPM SpA	2.1%
Naturgy Energy Group SA	2.0%
Rio Tinto PLC	2.0%
Sumitomo Corp.	2.0%
Engie SA	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0%
Novartis AG	1.9%
Fortescue, Ltd.	1.9%

Sector Composition
Financials	28.8%
Industrials	13.1%
Consumer staples	8.8%
Information technology	8.4%
Energy	6.9%
Health care	6.7%
Materials	6.3%
Utilities	6.1%
Real estate	6.0%
Consumer discretionary	4.8%
Communication services	2.5%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Equinor ASA	2.5%
WH Group, Ltd.	2.1%
Banco BPM SpA	2.1%
Naturgy Energy Group SA	2.0%
Rio Tinto PLC	2.0%
Sumitomo Corp.	2.0%
Engie SA	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0%
Novartis AG	1.9%
Fortescue, Ltd.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000245406 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Dynamic Municipal Bond ETF
Class Name	Dynamic Municipal Bond ETF
Trading Symbol	JHMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$37[1]	0.39%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 37	[11]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Dynamic Municipal Bond ETF (JHMU) returned 5.70% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, nonetheless remained below the 3% level through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, a downturn in March—which resulted from the start of the war in Iran and accompanying concerns about a reacceleration of inflation—dampened returns for the full period. Municipal bonds performed well, reflecting steady credit fundamentals and their attractive tax-equivalent yields.
TOP PERFORMANCE CONTRIBUTORS
All sectors posted positive returns | Education bonds made the largest contribution, led by a position in Western Carolina University.
Other areas of strength | Holdings in the transportation, industrial revenue, health care, and general obligation (local) sectors also contributed to results due to the combination of their positive returns and sizable portfolio weightings.
TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. Among these were bonds issued by State of Nevada Department of Business & Industry, California Infrastructure & Economic Development Bank, and Glendale Industrial Development Authority.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Dynamic Municipal Bond ETF (at net asset value)	4.84%	7.12%
Bloomberg Municipal Bond Index	4.29%	5.74%

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 42,800,559
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$42,800,559
Total number of portfolio holdings	197
Total advisory fees paid (net)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	12.1%
Revenue bonds	81.2%
Other revenue	26.0%
Health care	13.0%
Airport	11.0%
Education	8.7%
Development	7.7%
Water and sewer	4.5%
Housing	3.7%
Utilities	2.5%
Transportation	2.1%
Pollution	1.1%
Tobacco	0.5%
Facilities	0.4%
Short-term investments and other	6.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000245645 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental All Cap Core ETF
Class Name	Fundamental All Cap Core ETF
Trading Symbol	JHAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$69[1]	0.72%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 69	[12]
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core ETF (JHAC) returned 8.48% for the period ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns over the full reporting period. The backdrop of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy helped support investors’ appetite for risk, leading to gains across the market capitalization spectrum.
TOP PERFORMANCE CONTRIBUTORS
Communication services | Google's parent, Alphabet, Inc., performed very well and accounted for nearly all of the fund’s strong total return in the sector.
Industrials | Regal Rexnord Corp., a manufacturer of electric motors and power transmission components, was the leading contributor. United Rentals, Inc. helped results, as well.
Other areas of strength | Holdings in health care, financials, and energy also made meaningful contributions to performance. Hologic, Inc., Morgan Stanley, and Cheniere Energy, Inc. were the leading contributors in the three sectors, respectively. Outside of these areas, NVIDIA Corp. and Amazon.com, Inc. were the most notable contributors.
TOP PERFORMANCE DETRACTORS
Consumer staples | Shares of BellRing Brands, Inc., a producer of nutrition-oriented foods and beverages, lost ground during the period. In addition, Anheuser-Busch InBev SA/NV and Diageo PLC came under pressure from slowing alcohol sales worldwide.
Real estate | The communications tower operators Crown Castle, Inc. and American Tower Corp. lost ground amid concerns about slowing growth in the industry.
Specific holdings | Microsoft Corp. was the largest individual detractor. A number of stocks seen as vulnerable to artificial intelligence disruptions, including Workday, Inc., Salesforce, Inc., and Adobe, Inc. also weighed on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental All Cap Core ETF (at net asset value)	5.63%	14.82%
Russell 3000 Index	18.09%	21.61%

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 3,285,585
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,285,585
Total number of portfolio holdings	54
Total advisory fees paid (net)	$0
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.4%
Alphabet, Inc., Class A	6.3%
Cheniere Energy, Inc.	4.7%
iShares Expanded Tech-Software Sector ETF	3.9%
NVIDIA Corp.	3.7%
KKR & Company, Inc.	3.6%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.5%
Meta Platforms, Inc., Class A	3.3%
iShares Russell 3000 ETF	3.0%
Roper Technologies, Inc.	3.0%

Sector Composition
Information technology	22.6%
Consumer discretionary	15.8%
Health care	15.3%
Communication services	12.4%
Financials	9.6%
Industrials	6.6%
Energy	4.7%
Schedule of securities sold short	3.9%
Real estate	3.8%
Consumer staples	2.0%
Materials	1.0%
Short-term investments	2.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.4%
Alphabet, Inc., Class A	6.3%
Cheniere Energy, Inc.	4.7%
iShares Expanded Tech-Software Sector ETF	3.9%
NVIDIA Corp.	3.7%
KKR & Company, Inc.	3.6%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.5%
Meta Platforms, Inc., Class A	3.3%
iShares Russell 3000 ETF	3.0%
Roper Technologies, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000246920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Select ETF
Class Name	Disciplined Value International Select ETF
Trading Symbol	JDVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$72[1]	0.69%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 72	[13]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Select ETF (JDVI) returned 26.61% for the period ended March 31, 2026. International equities produced strong returns in the 11-month reporting period behind a favorable combination of solid economic growth, falling interest rates, and robust corporate earnings. However, the markets finished the period below their late February high due to the uncertainty that accompanied the start of the war in Iran. The value style strongly outperformed the more broadly-based international indexes, providing a tailwind for the fund.
TOP PERFORMANCE CONTRIBUTORS
Materials | The fund’s positions in the sector accounted for roughly a quarter of its absolute return. Kinross Gold Corp. returned more than 100% and was the leading contributor to absolute returns. The mining stocks Rio Tinto, Ltd. and Teck Resources, Ltd. also performed very well, as did the Canadian fertilizer company Nutrien, Ltd.
Industrials | While the majority of the fund’s holdings in the sector recorded positive returns, Mitsubishi Electric Corp., Rexel SA, and BAE Systems PLC were the most notable contributors.
Other areas of strength | Holdings in financials, health care, and energy also made meaningful contributions to absolute performance. Sumitomo Mitsui Financial Group, Inc., Sandoz Group AG, and Cenovus Energy, Inc. were the largest contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Sony Group Corp. and the U.K. homebuilder Barratt Redrow PLC each suffered double-digit losses, weighing on results.
Consumer staples | Heineken NV and Asahi Group Holdings, Ltd. both lost ground on concerns about the longer-term impact of slowing alcohol consumption on their businesses.
Certain individual holdings | Outside of these two sectors, HDFC Bank, Ltd. and Novo Nordisk A/S were key detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Disciplined Value International Select ETF (at net asset value)	31.64%	18.41%
MSCI EAFE Index	21.27%	15.19%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 62,548,076
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 150,284
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$62,548,076
Total number of portfolio holdings	39
Total advisory fees paid (net)	$150,284
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Kinross Gold Corp.	5.8%
Nutrien, Ltd.	5.1%
BAE Systems PLC	4.8%
Novartis AG	4.7%
Rio Tinto, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.0%
AstraZeneca PLC	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Rexel SA	3.2%
Mitsubishi Electric Corp.	3.2%

Sector Composition
Financials	21.3%
Industrials	20.7%
Materials	18.5%
Health care	11.9%
Energy	6.2%
Communication services	6.0%
Information technology	5.8%
Consumer discretionary	4.9%
Consumer staples	3.5%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Kinross Gold Corp.	5.8%
Nutrien, Ltd.	5.1%
BAE Systems PLC	4.8%
Novartis AG	4.7%
Rio Tinto, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.0%
AstraZeneca PLC	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Rexel SA	3.2%
Mitsubishi Electric Corp.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000249134 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield ETF
Class Name	High Yield ETF
Trading Symbol	JHHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$49[1]	0.52%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 49	[14]
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield ETF (JHHY) returned 7.28% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. However, the period ended on a down note as bonds came under pressure from the start of the war in Iran. High-yield bonds outperformed the investment-grade market due to the larger contribution from income, together with favorable earnings trends and investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
All sectors posted gains | At a time of strong market performance, all sectors had positive returns.
Energy issues | Rising oil prices and improving fundamentals provided a tailwind for the sector, particularly in the final three months of the period. Holdings in the exploration & production and gas distribution subsectors made the largest contributions to absolute performance, led by SM Energy Company and Venture Global LNG, Inc., respectively.
Other areas of strength | Holdings in the telecommunications, health care, and basic industry sectors also made strong contributions.
TOP PERFORMANCE DETRACTORS
Printing & publishing | Positions in this subsector detracted modestly, with the weakest results coming from LABL, Inc.
Forestry/Paper | Holdings in this subsector also detracted to a very limited extent, due in part to a downturn in Mercer International, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
High Yield ETF (at net asset value)	7.13%	8.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	6.22%
ICE BofA U.S. High Yield Constrained Index	6.90%	8.13%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 72,551,016
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 122,116
Investment Company Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$72,551,016
Total number of portfolio holdings	527
Total advisory fees paid (net)	$122,116
Portfolio turnover rate	239%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.2%
Communication services	12.9%
Industrials	12.4%
Financials	12.3%
Energy	11.0%
Materials	8.6%
Health care	8.5%
Information technology	5.4%
Utilities	3.7%
Real estate	3.0%
Consumer staples	2.9%
Short-term investments and other	4.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
On January 26, 2026, an affiliate of CVC Capital Partners plc, a private markets investment firm, announced that it has agreed to acquire 100% of Marathon Asset Management (Marathon) (the Transaction). The closing of the Transaction will result in a change of control of Marathon, and therefore the current subadvisory agreement between Marathon and the Advisor will automatically terminate pursuant to the Investment Company Act of 1940, thus requiring approval of a new subadvisory agreement between Marathon and the Advisor.
At its meeting held March 24−26, 2026, the fund’s Board of Trustees considered and approved a new subadvisory agreement which is expected to become effective upon the closing of the Transaction, which is expected to be in the third quarter of 2026.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Material Fund Change Adviser [Text Block]
On January 26, 2026, an affiliate of CVC Capital Partners plc, a private markets investment firm, announced that it has agreed to acquire 100% of Marathon Asset Management (Marathon) (the Transaction). The closing of the Transaction will result in a change of control of Marathon, and therefore the current subadvisory agreement between Marathon and the Advisor will automatically terminate pursuant to the Investment Company Act of 1940, thus requiring approval of a new subadvisory agreement between Marathon and the Advisor.
At its meeting held March 24−26, 2026, the fund’s Board of Trustees considered and approved a new subadvisory agreement which is expected to become effective upon the closing of the Transaction, which is expected to be in the third quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000255661 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Bond ETF
Class Name	Core Bond ETF
Trading Symbol	JHCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$27[1]	0.29%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 27	[15]
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond ETF (JHCR) returned 4.73% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. While the start of the Iran war in March weighed on bonds by raising concerns about a reacceleration of inflation, the fixed-income market nonetheless finished in positive territory on the strength of its earlier gains. Credit-oriented market segments outperformed U.S. Treasuries, reflecting investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities (MBS) | The category made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and positive total return.
Investment-grade corporates | Holdings in this area also contributed positively, led by several energy-related issues.
Other segments of the fund | Asset-backed securities, U.S. Treasuries, non-agency MBS, commercial MBS, and high-yield bonds also contributed, albeit to a lesser extent than MBS and investment-grade corporates due to their smaller portfolio weightings.
TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions—including ABPCI Direct Lending Fund I, Ltd. and the asset-backed securities of Driven Brands—detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Core Bond ETF (at net asset value)	4.91%	5.15%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.95%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 2,218,157,012
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 453,851
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,218,157,012
Total number of portfolio holdings	915
Total advisory fees paid (net)	$453,851
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.7%
Corporate bonds	30.5%
U.S. Government	19.2%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.1%
Collateralized mortgage obligations – U.S. Government Agency	1.2%
Municipal bonds	0.4%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000255662 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Plus Bond ETF
Class Name	Core Plus Bond ETF
Trading Symbol	JHCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of May 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$34[1]	0.36%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 34	[16]
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Plus Bond ETF (JHCP) returned 4.69% for the period ended March 31, 2026. The U.S. fixed-income market posted solid total returns in the 11-month reporting period. Inflation, while still above the U.S. Federal Reserve’s (Fed’s) longer-term target, remained below an annualized rate of 3% through the end of February. This trend, together with signs of slowing in the labor market, allowed the Fed to enact three quarter-point interest rate cuts. While the start of the Iran war in March weighed on bonds by raising concerns about a reacceleration of inflation, the fixed-income market nonetheless finished in positive territory on the strength of its earlier gains. Credit-oriented market segments outperformed U.S. Treasuries, reflecting investors’ healthy appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities (MBS) | The category made the largest contribution to absolute performance due to the combination of its sizable portfolio weighting and positive total return.
Investment-grade corporates | Investments in this area also contributed positively, led by several energy-related issues.
Other segments of the fund | High-yield corporates, U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities, and non-agency MBS also contributed, albeit to a lesser extent than MBS and investment-grade corporates due to their smaller portfolio weightings.
TOP PERFORMANCE DETRACTORS
Specific holdings | While no major segment of the fund had a negative return, a number of individual positions detracted modestly. In particular, the bonds of the broadband communications company Cable One, Inc. slid due to rising competition and declining subscriber numbers. The bonds of the media companies Paramount Global and Discovery Holdings, Inc., which were adversely affected by merger-and-acquisition activity, also suffered losses.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Core Plus Bond ETF (at net asset value)	4.78%	4.83%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.95%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 95,238,658
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 43,371
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,238,658
Total number of portfolio holdings	689
Total advisory fees paid (net)	$43,371
Portfolio turnover rate	132%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	39.8%
U.S. Government Agency	31.2%
U.S. Government	18.2%
Asset-backed securities	4.7%
Collateralized mortgage obligations – Commercial and residential	4.5%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Preferred securities	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  5-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000261300 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Select ETF
Class Name	Disciplined Value Select ETF
Trading Symbol	JDVL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Select ETF (the fund) for the period of August 5, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Select ETF/JDVL	$38[1]	0.56%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 38	[17]
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Select ETF (JDVL) returned 10.64% for the period ended March 31, 2026. U.S. equities produced strong total returns in the abbreviated reporting period that ended on March 31, 2026. The combination of solid economic growth, falling interest rates, and healthy corporate earnings propelled the major indexes to a series of all-time highs through the end of February 2026. However, the outbreak of war in Iran in early March led to a sizable market downturn and caused stocks to finish well below their earlier peak.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Positions in the semiconductor companies Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence infrastructure buildout, were the leading contributors to absolute returns in the sector.
Energy | Marathon Petroleum Corp. and Diamondback Energy, Inc. both delivered positive returns, with much of the gain occurring in the final three months of the period.
Other areas of strength | Holdings in the industrials, health care, and materials sectors also made meaningful contributions to absolute performance. FedEx Corp., AbbVie, Inc., and Newmont Corp. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Positions in The Home Depot, Inc., Amazon.com, Inc., and Booking Holdings, Inc. finished with negative absolute returns
Communication services | The fund was hurt by weakness in The Walt Disney Company, as well as a downturn in Meta Platforms, Inc. during the time it was held in the portfolio.
Certain individual positions | Outside of these two sectors, Uber Technologies, Inc., Oracle Corp., and LPL Financial Holdings, Inc. were the most notable detractors to absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since inception
Disciplined Value Select ETF (at net asset value)	10.64%
Russell 1000 Index	4.31%
Russell 1000 Value Index	11.44%

Performance Inception Date	Aug. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 488,247,420
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 332,716
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$488,247,420
Total number of portfolio holdings	41
Total advisory fees paid (net)	$332,716
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	4.0%
U.S. Foods Holding Corp.	3.7%
Philip Morris International, Inc.	3.5%
Wells Fargo & Company	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.1%
Marathon Petroleum Corp.	3.1%
Kinross Gold Corp.	3.0%
CRH PLC	2.8%

Sector Composition
Financials	19.1%
Industrials	15.9%
Health care	11.7%
Information technology	11.3%
Energy	8.3%
Materials	7.5%
Consumer discretionary	7.5%
Consumer staples	7.2%
Communication services	4.9%
Utilities	4.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	4.0%
U.S. Foods Holding Corp.	3.7%
Philip Morris International, Inc.	3.5%
Wells Fargo & Company	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.1%
Marathon Petroleum Corp.	3.1%
Kinross Gold Corp.	3.0%
CRH PLC	2.8%

Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  8-5-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  8-5-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000262811 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Senior Loan ETF
Class Name	Global Senior Loan ETF
Trading Symbol	JHLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Senior Loan ETF (the fund) for the period of August 19, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Senior Loan ETF/JHLN	$36[1]	0.59%
[1]	Expenses for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 36	[18]
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Senior Loan ETF (JHLN) returned 0.56% for the period ended March 31, 2026. Senior loans produced mixed returns in the abbreviated reporting period. The asset class initially performed well, with the backdrop of favorable credit conditions and broader strength in the fixed-income markets providing a tailwind through the end of 2025. The environment grew less favorable at the start of the new year, however, as the combination of disruptions in the private credit space and the start of the war in Iran dampened investor sentiment.
TOP PERFORMANCE CONTRIBUTORS
Income | Portfolio income, which offset the impact of negative price performance, was a key contributor to the fund’s absolute return.
Cash position | The fund’s position in State Street Institutional U.S. Government Money Market Fund made a meaningful contribution to results.
Specific sectors | Positions in the healthcare and energy sectors delivered positive returns. An allocation to asset-backed securities, while limited, was also a contributor.
TOP PERFORMANCE DETRACTORS
Holdings in Europe | Non-U.S. holdings finished with negative returns in the period, weighing on absolute performance.
Sectors | The information technology was the largest detractor to performance on an absolute basis. Certain areas of the information technology sector came under pressure from the issues in private credit and concerns about the longer-term impact of artificial intelligence. Holdings in the consumer discretionary and materials sectors detracted, as well.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since inception
Global Senior Loan ETF (at net asset value)	0.54%
Bloomberg U.S. Aggregate Bond Index	2.64%
Morningstar LSTA U.S. Leveraged Loan Index	1.40%

Performance Inception Date	Aug. 19, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 11, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 603,584,697
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 437,323
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$603,584,697
Total number of portfolio holdings	423
Total advisory fees paid (net)	$437,323
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Industrials	22.2%
Consumer discretionary	13.3%
Health care	9.4%
Consumer staples	8.0%
Communication services	6.9%
Asset-backed securities	6.7%
Financials	6.6%
Information technology	6.4%
Materials	5.4%
Energy	2.0%
Real estate	0.4%
Utilities	0.2%
Short-term investments and other	12.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 3-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
On December 9-11, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from April 30 to March 31.
This is a summary of certain changes to the fund since  8-19-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  8-19-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents

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